SCHEDULE OF CONTRACT LIABILITIES ACTIVITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Beginning Balance as of January 1, 2021	$ 198,606	$ 18,514	$ 16,014
Issued	664,003	859,383	24,733
Redeemed	(664,294)	(623,348)	(21,764)
Breakage recognized	(53,454)	(55,943)	(469)
Ending balance as of December 31, 2021	$ 144,861	198,606	18,514
Greens Natural Foods, Inc. [Member]
Beginning Balance as of January 1, 2021		$ 309,358	215,528
Issued			40,741
Redeemed			(42,792)
Ending balance as of December 31, 2021			$ 309,358